    As filed with the Securities and Exchange Commission on July 1, 2011.



                                                            File Nos. 333-137969

                                                                      811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. []


                       Post-Effective Amendment No. 10 [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 241


                                                                             [x]
                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)

                       200 Park Avenue New York, NY 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752


                    (Name and Address of Agent for Service)


                               Michael K. Farrell

                                   President


                   First MetLife Investors Insurance Company


                               c/o 10 Park Avenue

                              Morristown, NJ 07962


                                 (949) 223-5680


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on July 2, 2011 pursuant to paragraph (b) of Rule 485.

[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) 2011 pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

This registration statement incorporates by reference the Prospectus dated May 1, 2011 (the "Prospectus") for the PrimElite IV contracts, the supplement dated May 1, 2011 to the Prospectus, and the Statement of Additional Information
(the "SAI") dated May 1, 2011 included in Post-Effective Amendment No. 8/ Amendment No. 233 to the registration statement on Form N-4(File No. 333-137969/ 811-08306), filed on April 15, 2011 pursuant to paragraph(b) of Rule 485.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED JULY 2, 2011
                                      TO
                PROSPECTUS DATED MAY 1, 2011 (AS SUPPLEMENTED)

This supplement describes changes to the charges for the optional Lifetime Withdrawal Guarantee rider that will be effective for PrimElite IV/SM/ variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy. These changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on or after July 18, 2011.

IN ORDER TO RECEIVE THE CURRENT VERSION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON JULY 15, 2011.

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectus dated May 1, 2011 (as supplemented) for the contracts. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1. RIDER CHARGE INCREASE FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDER

If we receive your application and necessary information, in good order, at our MetLife Annuity Service Center on or after July 18, 2011, the following rider charges will apply:

Lifetime Withdrawal Guarantee (Single Life version)
___________________________________________________

       Maximum charge: 1.60% of the Total Guaranteed Withdrawal Amount

       Current charge: 1.40% of the Total Guaranteed Withdrawal Amount

Lifetime Withdrawal Guarantee (Joint Life version)
__________________________________________________

       Maximum charge: 1.80% of the Total Guaranteed Withdrawal Amount

       Current charge: 1.55% of the Total Guaranteed Withdrawal Amount

These charges replace the Lifetime Withdrawal Guarantee rider charges listed in the "Additional Optional Rider Charges" section on page 9 of the prospectus. In addition, in Note 1 on page 9, change "Certain rider charges for contracts issued before May 4, 2009 are different" to "Certain rider charges for contracts issued before July 18, 2011 are different."

                                                                 SUPP-PEIVNY711

2. EXAMPLES

In the "EXAMPLES" section on page 12 of the prospectus, replace Chart 1 with the following:

      CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Joint Life version of the Lifetime Withdrawal Guarantee rider (assuming the maximum charge of 1.80% applies in all contract years), which is the most expensive way to purchase the contract.

             (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                                 Time Periods
                          1 year    3 years    5 years    10 years
                        ---------- ---------- ---------- ----------
             maximum    (a) $1,290 (a) $2,130 (a) $3,089 (a) $5,356
             minimum    (b) $1,195 (b) $1,848 (b) $2,631 (b) $4,506

             (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                 Time Periods
                          1 year   3 years    5 years    10 years
                         -------- ---------- ---------- ----------
              maximum    (a) $490 (a) $1,500 (a) $2,549 (a) $5,356
              minimum    (b) $395 (b) $1,218 (b) $2,091 (b) $4,506

3. EXPENSES

In the "EXPENSES" section of the prospectus, on page 26, replace the first paragraph of the "Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge" subsection with the following two paragraphs:

   We offer two optional living benefits that you can select when you purchase the contract: the Guaranteed Withdrawal Benefit I (GWB I) and the Lifetime Withdrawal Guarantee rider. If you elect either rider, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits --Guaranteed Withdrawal Benefits -- Description of GWB I") on the applicable contract anniversary. The charge for the Lifetime Withdrawal Guarantee rider is equal to 1.40% (Single Life version) or 1.55% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits --Guaranteed Withdrawal Benefits --Description of the

   Lifetime Withdrawal Guarantee") on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.

   For contracts issued based on applications and necessary information received at our Annuity Service Center in good order after the close of the New York Stock Exchange on May 1, 2009 and before the close of the New York Stock Exchange on July 15, 2011, the charge for the Lifetime Withdrawal Guarantee rider is equal to 1.10% (Single Life version) or 1.25% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.

Replace the fourth paragraph of the "Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge" subsection with the following:

   If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the rider charge to the Lifetime Withdrawal Guarantee charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.60% (Single Life version) or 1.80% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on July 15, 2011, the maximum rider charges are 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.)

4. LIVING BENEFITS

In the "LIVING BENEFITS" section of the prospectus, on page 39, replace the third bullet item under the "Automatic Annual Step-Up" heading with the following:

    . may reset the Lifetime Withdrawal Guarantee rider charge to the charge applicable to contract purchases of the same rider at the time of the step-up, up to a maximum of 1.60% (Single Life version) or 1.80% (Joint Life version).

   (For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on July 15, 2011, the maximum rider charges are 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.)

On page 40, replace the first sentence under the "Joint Life Version" heading with the following:

   A Joint Life version of the Lifetime Withdrawal Guarantee rider is available for a charge of 1.55% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%).

Replace the last paragraph under the "Joint Life Version" heading with the following:

   For contracts issued based on applications and necessary information received at our Annuity Service Center in good order after the close of the New York Stock Exchange on May 1, 2009 and before the close of the New York Stock Exchange on July 15, 2011, the current charge for the Joint Life version of the Lifetime Withdrawal Guarantee rider is 1.25% and the maximum charge is 1.50%. For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the current charge for the Joint Life version of the Lifetime Withdrawal Guarantee rider is 0.85% and the maximum charge is 1.50%.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                         (888)556-5412
Irvine, CA 92614

PrimElite IV is a service mark of Primerica, Inc. First MetLife Investors Insurance Company uses this mark pursuant to a license agreement.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED JULY 2, 2011 TO
           THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011

This supplement modifies information in the Statement of Additional Information ("SAI") dated May 1, 2011 for the PrimElite IV variable annuity contracts issued by First MetLife Investors Insurance Company ("FMLI") for the sole purpose of incorporating into the SAI certain financial information of MetLife, Inc. ("MetLife"), the parent company of FMLI.

This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

ADDITIONAL INFORMATION

In the "Additional Information" section, replace items (i) through (ix) with the following:

      (i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2010, filed on February 25, 2011
          (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

     (ii) Amendment No. 1 on Form 10-K/A filed with the SEC on March 1, 2011 (File No. 001-15787) to MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2010, can be viewed on the SEC website at www.sec.gov;

    (iii) The unaudited interim condensed consolidated financial statements (including notes thereto) included in MetLife's Quarterly Report on Form 10-Q for the period ended March 31, 2011, filed with the SEC on May 10, 2011 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

     (iv) MetLife's Current Report on Form 8-K filed with the SEC on May 16, 2011 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and

      (v) MetLife's Current Report on Form 8-K filed with the SEC on June 10, 2011 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


5 Park Plaza, Suite 1900                              Telephone: (800) 343-8496
Irvine, CA 92614

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements comprising each of the Sub-Accounts of the Separate
Account are included in Part B of Post-Effective Amendment No.8/Amendment
No. 233 to Registration Statement Nos.333-137969/811-08306:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2010.

3.   Statements of Operations for the year ended December 31, 2010.

4.   Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B of Post-Effective Amendment No.8/Amendment No. 233 to Registration Statement
Nos.333-137969/811-08306:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2010 and 2009.

3.   Statements of Operations for the years ended December 31, 2010, 2009 and 2008.

4.   Statements of Stockholder's Equity for the years ended December 31, 2010, 2009 and 2008.

5.   Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008.

6.   Notes to the Financial Statements.



b.            Exhibits
              ----------

1.            Resolution of Board of Directors of the Company authorizing the establishment of the Variable
              Account.(1)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement. (effective January 1, 2001). (7)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002). (7)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-01-05 (LTC)). (13)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD). (15)

     (v)      Form of Retail Sales Agreement (2-10) and Schedules of Differences (22)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract. [cover 6010 (11/05)-PE-II and base 6010 (02/02)]. (11)

     (ii)     Death Benefit Rider - (Principal Protection) 6015 (02/02). (6)

     (iii)    Death Benefit Rider - (Annual Step-Up). (2)

     (iv)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider. (2)

     (v)      Waiver of Withdrawal Charge for Terminal Illness Rider. (2)

     (vi)     Unisex Annuity Rates Rider. (2)

     (vii)    Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company;
              formerly First Cova Life Insurance Company). (4)

     (viii)   Individual Retirement Annuity Endorsement 6023.1 (9/02). (7)

     (ix)     Tax Sheltered Annuity Endorsement 6026.1 (9/02). (7)

     (x)      Roth Individual Retirement Annuity Endorsement 6024.1 (9/02). (7)

     (xi)     401 (a)/403 (a) Plan Endorsement 6025.1 (9/02). (7)

     (xii)    Simple Individual Retirement Annuity Endorsement 6276 (9/02). (7)

     (xiii)   Guaranteed Withdrawal Benefit Rider FMLI-670-2 (11/05). (8)

     (xiv)    Form of Contract Schedule 6028-3 (11/05)-PE-II. (11)

     (xv)     Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1. (11/05)-I. (9)


     (xvi)     Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-3 (6/06). (14)

     (xvii)    Form of Contract Schedule (M&E). (6)

     (xviii)   Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08) (24)

5.             Form of Variable Annuity Application. (6)

6.   (i)       Copy of Articles of Incorporation of the Company. (1)

     (ii)      Copy of Amended and Restated Bylaws of the Company. (3)

7.   (i)       Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life
               Insurance Company. (5)

8.   (i)       Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
               Investors Distribution Company and First MetLife Investors Insurance Company (February 12, 2001).
                   (3)

     (ii)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
               Life Insurance Company and First MetLife Investors Insurance Company (July 1, 2004). (10)

     (iii)     Participation Agreement Among First MetLife Investors Insurance Company, MetLife Investors
               Distribution Company, Alliance Capital Management L.P. and Alliance Bernstein Investment Research
               and Management, Inc. (effective 12-01-05) (12)




   (iv)   (a.)     Fund Participation Agreement Among First MetLife Investors Insurance Company, American Funds
                   Insurance Series and Capital Research and Management Company (effective 04-29-03)(13)

          (b.)     First Amendment the Fund Participation Agreement Among First MetLife Investors Insurance
                   Company, American Funds Insurance Series and Capital Research and Management Company dated
                   November 1, 2005 (effective 01-01-2007) (16)

          (c.)     Amendment to the Participation Agreement among American Funds Insurance Series, Capital
                   Research and Management Company and First MetLife Investors Insurance Company (25)





   (v)   (a.)     Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/
                  Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors
                  Distribution Company (effective 09-01-05); Amendment dated 09-01-05; Amendment dated 05-03-04;
                  Amendment dated 11-01-05. (12)

         (b.)     Amendment No. 4 to Participation Agreement Among Franklin Templeton Variable Insurance
                  Products Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and
                  MetLife Investors Distribution Company (effective 04-30-07)(19)

         (c.)     Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products
                  Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife
                  Investors Distribution Company (25)




(vi)       Participation Agreement Among Pioneer Variable Contracts Trust, First MetLife Investors Insurance
           Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective
           11-01-2005) (12)

(vii)      Amendment No. 2 to Participation Agreement Among Putnam Variable Trust, Putnam Retail
           Management Limited Partnership and First MetLife Investors Insurance Company (effective 02-27-2006)
              (12)

(viii)     Participation Agreement Among Smith Barney Allocation Series Inc., Citigroup Global Markets Inc. and
           First MetLife Investors Insurance Company (effective 11-01-2005) (12)

(ix)       Participation Agreement Among Smith Barney Investment Series, Citigroup Global Markets Inc. and
           First MetLife Investors Insurance Company (effective 11-01-2005) (12)

(x)        Participation Agreement Among Smith Barney Multiple Discipline Trust, Citigroup Global Markets Inc.
           and First MetLife Investors Insurance Company (effective 11-01-2005) (12)

(xi)       Participation Agreement Among The Universal Institutional Funds, Inc., Morgan Stanley Distribution,
           Inc., Morgan Stanley Investment Management Inc. and First MetLife Investors Insurance Company
           (effective 11-01-2005) (12)

(xii)(a)   Participation Agreement Among Van Kampen Life Investment Trust, Van Kampen Funds Inc. and First
           MetLife Investors Insurance Company (effective 11-01-05) (12)

(b)        Amendment to the Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds
           Inc., Van Kampen Asset Management and First MetLife Investors Insurance Company (26)


          (xiii)       Participation Agreement Among Fidelity Variable Insurance Products Funds, Fidelity Distribution
                       Corporation and First MetLife Investors Insurance Company (effective 11-01-2005) (12)

          (xiv)        Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                       Securities, Inc. and First MetLife Investors Insurance Company (effective April 30, 2007) (15)

          (xv)         Participation Agreement Among Greenwich Street Series Fund, Citigroup Global Markets Inc. and First
                       MetLife Investors Insurance Company (effective November 1, 2005) (17)

          (xvi)        Participation Agreement Among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and
                       First MetLife Investors Insurance Company (effective 02-23-06) (20)

          (xvii)       Participation Agreement Among Salomon Brothers Variable Series Fund Inc., Citigroup Global Markets
                       Inc. and First MetLife Investors Insurance Company (effective November 1, 2005) (20)

          (xviii)(a)   Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners
                       Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC
                       and First MetLife Investors Insurance Company (21)


          (b)          Amendment to the Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg
                       Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund
                       Advisor, LLC and First MetLife Investors Insurance Company (26)


9.                     Opinion and Consent of Counsel. (6)


10.       (i)          Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor
                       and the Registrant.(filed herewith)

          (ii)         Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.
                       (filed herewith)


11.                    Not Applicable.

12.                    Not Applicable.


13.                    Powers of Attorney for Michael K. Farrell, Norse N. Blazzard, Robert L. Davidow, Elizabeth M. Forget,
                       George Foulke, Richard A. Hemmings, Jay S. Kaduson, Lisa S. Kuklinski, Richard C. Pearson, Thomas
                       A. Price, Thomas J. Skelly, Robert E. Sollmann, Jr., Paul A. Sylvester, Jeffrey A. Tupper and James J.
                       Reilly (26)


      (1)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                       Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

      (2)              incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as
                       electronically filed on July 19, 2002.

      (3)              incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                       333-96773 and 811-08306) as electronically filed on October 15, 2002.

      (4)              incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos.
                       033-74174 and 811-08306) as electronically filed on May 1, 2001.

      (5)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                       Nos. 333-96773 and 811-08306) as electronically filed on April 30, 2003.

      (6)              incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration
                       Statement on Form N-4 (File Nos. 333-137869 and 811-08306) as electronically filed on December 22,
                       2006.

      (7)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                       Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

      (8)              incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.
                       333-125613 and 811-08306) as electronically filed on June 8, 2005.

      (9)              incorporated herein by reference to Registrant's Pre-Effective Amendment No.1 to Form N-4 (File Nos.
                       333-125613 and 811-08306) as electronically filed on September 15, 2005.

   (10)                incorporated herein by reference to Registrant's Post-effective Amendment No. 8 to Form N-4 (File Nos.
                       333-96773 and 811-08306) as electronically filed on October 7, 2005.

   (11)                incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                       333-125617 and 811-08306) as electronically filed on September 16, 2005.

   (12)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                       Nos. 333-125617 and 811-08306) as electronically filed on April 21, 2006.


(13)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No.10 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
         24, 2006.

(14)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File
         Nos. 333-96773 and 811-08306) filed electronically on April 21, 2006.

(15)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
         Nos. 333-96777 and 811-08306) filed electronically on April 18, 2007.

(16)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
         Nos. 333-96773 and 811-08306) filed electronically on April 18, 2007.

(17)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
         Nos. 333-125617 and 811-08306) filed electronically on April 18, 2007.

(18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
         Nos. 333-137969 and 811-08306) filed electronically on April 18, 2007.

(19)     incoroporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
         Nos. 333-96777 and 811-08306) filed electronically on October 31, 2007.

(20)     incoroporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
         Nos. 333-137969 and 811-08306) filed electronically on April 18, 2008.

(21)     incoroporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
         Nos. 333-137969 and 811-08306) filed electronically on April 16, 2009.

(22)     incoroporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
         Nos. 333-96777 and 811-08306) filed electronically on April 15, 2010.

(23)     incoroporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
         Nos. 333-137969 and 811-08306) filed electronically on April 16, 2010.

(24)     incoroporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
         Nos. 333-156646 and 811-08306) filed electronically on March 22, 2011.

(25)     incoroporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4 (File
         Nos. 333-96773 and 811-08306) filed electronically on April 14, 2011.

(26)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
         Nos. 333-137969 and 811-08306) filed electronically on April 15, 2011.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   --------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer
Morristown, NJ 07962

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Richard C. Pearson                      Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962

Lisa S. Kuklinski                       Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Jeffrey A. Tupper                       Director and Assistant Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Norse N. Blazzard                       Director
6278 North Federal Highway
Suite 390
Ft. Lauderdale, FL 33308

Robert L. Davidow                       Director
367 Stanwich Road
Greenwich, CT 06830

George Foulke                           Director
300 Davidson Avenue
Somerset, NJ 08873

Richard A. Hemmings                     Director
Fidelity Life Association
1211 West 22nd Street, # 209
Oak Brook, IL 60026

Thomas A. Price                         Director
66 Davidson Lane East
West Islip, NY 11795

Thomas J. Skelly                        Director
1270 W. Whitmore Ct.
Lake Forest, IL 60045

Paul A. Sylvester                       Director
10 Park Avenue
Morristown, NJ 07962

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036

Robert E. Sollmann, Jr.                 Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Patricia M. Schwartz                    Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Scott E. Andrews                        Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------


Manish P. Bhatt                         Vice President
501 Route 22
Bridgewater, NJ 08807

William D. Cammarata                    Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Jeffrey P. Halperin                     Vice President
1095 Avenue of the Americas
New York, NY 10036

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

John J. Iwanicki                        Vice President
18210 Crane Nest Drive
Tampa,FL 33647

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg                    Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Gene Lunman                             Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

William J. Raczko                       Vice President
501 Route 22
Bridgewater, NJ 08807

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Tia M. Trytten                          Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF MARCH 31, 2011

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2011. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 87.98% is owned by MetLife, Inc., 12.01% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (TX)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)

            c)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   Krisman, Inc. (MO)

      29.   Special Multi-Asset Receivables Trust (DE)

      30.   White Oak Royalty Company (OK)

      31.   500 Grant Street GP LLC (DE)

      32. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      33.   MetLife Canada/MetVie Canada (Canada)

      34.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      35.   Euro CL Investments LLC (DE)

      36.   MEX DF Properties, LLC (DE)

      37. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      38.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      39.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      40.   MLIC Asset Holdings, LLC (DE)

      41.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      42.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      43. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      44. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC

            a)    MLGP Lakeside, LLC (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)

AB.   MetLife Reinsurance Company of Vermont (VT)

AC.   Delaware American Life Insurance Company (US)

      1.    GBN, LLC (US)

AD.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. Is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico Pojistovna A.S. (Czech Republic)

      12.   MetLife S.A. (France)

            a) ALICO Direct (France) - 50% of ALICO Direct is owned by MetLife S.A. and the remaining interests by AIG Europe, S.A.

            b)    ALICO Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. Hestis S.A. (France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

      15. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      16.   ALICO Life International Limited (Ireland)

      17.   ALICO Isle of Man Limited (Isle of Man)

      18.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      19. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      20. AIG Polska Towartzystwo Ubezpieczen S.A. (AIG PTU) (Poland) - 0.748% of AIG PTU is owned by ALICO and the remaining interests are owned by third parties.

      21.   ALICO Asigurari Romania S.A. (Romania)

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A.is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

      22.   International Investment Holding Company Limited (Russia)

      23.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      24.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)

      25.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      26. ALICO AIG Europe A.I.E. (Spain) - 50% of Alico AIG Europe A.I.E. is owned by ALICO and the remaining interests are owned by a third party.

      27.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      28.   ALICO Management Services Limited (United Kingdom)

      29.   ZEUS Aministration Services Limited (United Kingdom)

      30.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      31.   PJSC ALICO Ukraine (Ukraine)

      32.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      33.   International Technical and Advisory Services Limited (USA-Delaware)

      34.   International Services Incorporated (USA-Delaware)

      35.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      36. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      37. ALICO Compania de Suguros, S.A. (Argentina) - 90% of ALICO Compania de Suguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      38. ALICO Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of ALICO Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      39. Inversiones Interamericana S.A. (Chile) 99.99% of Inversiones Interamericana S.A. is owned by ALICO and .01% by International Technical & Advisory Services.

            a) Administradora de Fondos Para la Vivienda Intercajas S.A. (Chile) - 40% of Administradora De Fondos Para la Vivienda Intercajas S.A. is owned by Inversiones Interamericana S.A. and the remaining interests are owned by a third party.

            b)    La Interamericana Compania de Seguros de Vida S.A. (Chile)

            c) ALICO Costa Rica S.A. (Costa Rica) - 99.99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and .01% by La Interamericana Compania de Seguros de Vida S.A.

            d) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      40.   ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico)

      41.   ALICO Services, Inc. (Panama)

      42.   American Life and General Insurance Company (Trinidad & Tobago) Ltd.
            - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a)    ALGICO Properties, Ltd. (Trinidad & Tobago)

      43. Inversiones Inversegven C.A. (Venezuela) - 50% of Inversiones Inversegven C.A. is owned by ALICO and the remaining interests are owned by a third party.

            a) Seguros Venezuela C.A. (Venezuela) - 92.797% of Seguros Venzuela C.A. is owned by Inversiones Inversegven C.A. and the remaining interests are owned by others.

                   i)   Sindicato El Trigal C.A. (Venzuela)

                   ii) Servicios Segveca C.A. (Venezuela) - 50% of Servicios Segveca C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

      44.   ALICO Compania de Seguros de Vida, S.A. (Uruguay)

      45. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by a third party.

      46.   Global Properties, Inc. (USA-Delaware)

      47.   Alpha Properties, Inc. (USA-Delaware)

      48.   Beta Properties, Inc. (USA-Delaware)

      49.   Delta Properties Japan, Inc. (USA-Delaware)

      50.   Epsilon Properties Japan, Inc. (USA)

      51.   Iris Properties, Inc. (USA-Delaware)

      52.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of May 31, 2011, there were 18,616 owners of qualified contracts and 11,601 owners of non-qualified contracts offered by the Registrant (First MetLife Investors Variable Account One).

ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article VII, Section VII.1) provide that:


    The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.


    The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.


    The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


    A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:


  (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or


  (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,


    (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

    (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

    Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this
Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.


    Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.


    If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.


    The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.


    No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account One
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D

Metropolitan Series Fund, Inc.
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                       Treasurer
10 Park Avenue
Morristown, NJ 07962

John G. Martinez                        Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Craig W.Markham                         Vice President
13045 Tesson Ferry Road
St.Louis, MO 63128

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036

  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $40,547,522         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and Commonwealth of Massachusetts, on this 1st day of July, 2011.


FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:    FIRST METLIFE INVESTORS INSURANCE COMPANY

By:    /s/ Gregory E. Illson
       ----------------------------
       Gregory E. Illson
       Vice President


FIRST METLIFE INVESTORS INSURANCE COMPANY
(Depositor)

By:    /s/ Gregory E. Illson
       ----------------------------
       Gregory E. Illson
       Vice President

       As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on July 1, 2011.


/s/ Michael K. Farrell*              Chairman of the Board, President, Chief
-----------------------------        Executive Officer
Michael K. Farrell


/s/ James J. Reilly*                 Vice President-Finance (principal financial
-----------------------------        officer and principal accounting officer)
James J. Reilly


/s/ Norse N. Blazzard*               Director
-----------------------------
Norse N. Blazzard


/s/ Robert L. Davidow*               Director
-----------------------------
Robert L. Davidow


/s/ Elizabeth M. Forget*             Director and Executive Vice President
-----------------------------
Elizabeth M. Forget


/s/ George Foulke*                   Director
-----------------------------
George Foulke


/s/ Richard A. Hemmings*             Director
-----------------------------
Richard A. Hemmings


/s/ Jay S. Kaduson*                  Director and Vice President
-----------------------------
Jay S. Kaduson


/s/ Lisa S. Kuklinski*               Director and Vice President
-----------------------------
Lisa S. Kuklinski


/s/ Richard C. Pearson*              Director
-----------------------------
Richard C. Pearson


/s/ Thomas A. Price*                 Director
-----------------------------
Thomas A. Price


/s/ Robert E. Sollmann, Jr.*         Director and Executive Vice President
-----------------------------
Robert E. Sollmann, Jr.


/s/ Thomas J. Skelly*                Director
-----------------------------
Thomas J. Skelly


/s/ Paul A. Sylvester*               Director
-----------------------------
Paul A. Sylvester

/s/ Jeffrey A. Tupper*               Director and Assistant Vice President
-----------------------------
Jeffrey A. Tupper


*By:   /s/ Michele H. Abate
       ----------------------------------------
       Michele H. Abate, Attorney-In-Fact
       July 1,2011

* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File Nos. 333-137969/811-08306) filed as
Exhibit 13 on April 15, 2011.